November 2, 2026

Via EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, NE

Washington, D.C. 20549

RE:	MFG Funds, Inc. (Registration Nos. 333-07305; 811-07685)

Ladies and Gentlemen:

On behalf of MFG Funds, Inc. (the “Company”), in lieu of filing the forms of the Company’s Prospectus and Statement of Additional Information for the MFG Core Infrastructure Fund, a series of the Company, included in Post-Effective Amendment No. 132 to the Company’s Registration Statement on Form N-1A, which will be used by the Company after the effective date of Post-Effective Amendment No. 132 as required by Rule 497(c) of the Securities Act of 1933, as amended (the “Act”), we are hereby providing you with notice in accordance with Rule 497(j) under the Act that the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Act, would not have differed from the form of the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 132.  The text of Post-Effective Amendment No. 132 was filed electronically via EDGAR on October 23, 2026.

If you have any questions regarding this letter, please do not hesitate to contact me.

Very truly yours,

Godfrey & Kahn, S.C.

/s/ Emma L. Natalizio
Emma L. Natalizio